PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
PLANT AND EQUIPMENT

8. PLANT AND EQUIPMENT

Plant and equipment consist of:

	Land use rights	Office		Motor	Construction
Cost	and building	equipment	Machinery	vehicles	in progress	Total
Balance as at April 1, 2020	$96,454	$8,010	$25,800	$6,416	$2,136	$138,816
Additions	182	864	1,117	1,059	7,189	10,411
Disposals	(205)	(250)	(291)	(480)	-	(1,226)
Reclassification of asset groups	5,579	325	2,221	-	(8,125)	-
Impact of foreign currency translation	8,141	711	2,227	542	142	11,763
Balance as at March 31, 2021	$110,151	$9,660	$31,074	$7,537	$1,342	$159,764
Additions	1,613	967	2,575	763	3,647	9,565
Disposals	(293)	(68)	(539)	(245)	-	(1,145)
Reclassification of asset groups	2,100	154	191	-	(2,445)	-
Impact of foreign currency translation	3,676	296	1,078	258	59	5,367
Ending balance as at March 31, 2022	$117,247	$11,009	$34,379	$8,313	$2,603	$173,551

Impairment, accumulated depreciation and amortization
Balance as at April 1, 2020	$(43,987)	$(5,375)	$(18,168)	$(4,564)	$-	$(72,094)
Disposals	90	228	176	388	-	882
Depreciation and amortization	(3,921)	(630)	(1,629)	(496)	-	(6,676)
Impact of foreign currency translation	(3,752)	(469)	(1,550)	(376)	-	(6,147)
Balance as at March 31, 2021	$(51,570)	$(6,246)	$(21,171)	$(5,048)	$-	$(84,035)
Disposals	158	64	419	220	-	861
Depreciation and amortization	(4,422)	(867)	(2,172)	(649)	-	(8,110)
Impact of foreign currency translation	(1,750)	(183)	(741)	(175)	-	(2,849)
Ending balance as at March 31, 2022	$(57,584)	$(7,232)	$(23,665)	$(5,652)	$-	$(94,133)

Carrying amounts
Balance as at March 31, 2021	$58,581	$3,414	$9,903	$2,489	$1,342	$75,729
Ending balance as at March 31, 2022	$59,663	$3,777	$10,714	$2,661	$2,603	$79,418

Carrying amounts as at March 31, 2022	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$42,953	$2,965	$12,027	$1,718	$59,663
Office equipment	2,979	16	516	266	3,777
Machinery	8,225	155	2,276	58	10,714
Motor vehicles	2,127	20	323	191	2,661
Construction in progress	1,911	552	140	-	2,603
Total	$58,195	$3,708	$15,282	$2,233	$79,418

Carrying amounts as at March 31, 2021	Ying Mining District	BYP	GC	Other	Total
Land use rights and building	$41,177	$3,047	$12,369	$1,988	$58,581
Office equipment	2,647	20	448	299	3,414
Machinery	7,114	213	2,576	-	9,903
Motor vehicles	1,917	20	359	193	2,489
Construction in progress	796	533	13	-	1,342
Total	$53,651	$3,833	$15,765	$2,480	$75,729

During the year ended March 31, 2022, certain plant and equipment were disposed for proceeds of $0.07 million (year ended March 31, 2021 - $0.05 million) and resulting in loss of $0.2 million (year ended March 31, 2021 – $0.3 million).